Financial Instruments and Risk Management (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Financial Instruments and Risk Management [Abstract]
Change in interest rate	1.00%
Exchange rate, percentage	10.00%
Net loss	$ 106,100	$ 15,200